Income tax - Components of loss before income taxes (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax
Total	¥ (744,748,251)	¥ (382,929,166)	¥ (143,060,167)
PRC
Income Tax
Total	(506,323,501)	(371,992,927)	(132,554,844)
Hong Kong
Income Tax
Total	¥ (238,424,750)	¥ (10,936,239)	¥ (10,505,323)